Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings (Loss) Per Share
Schedule of Earnings (Loss) Per Share

	2020	2019	2018
Basic income (loss) attributable to holders of common shares	$369	$(18,553)	$112,276
Effect of dilutive securities:	—	—	—
Diluted income (loss)	$369	$(18,553)	$112,276

	Number of Shares
	2020	2019	2018
Weighted average number of common shares outstanding - basic	12,554,801	12,543,271	12,534,801
Effect of dilutive securities:
Options	—	—	—
Weighted average number of common shares outstanding - diluted	12,554,801	12,543,271	12,534,801

	2020	2019	2018
Earnings (loss) per share — basic and diluted	$0.03	$(1.48)	$8.96